ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND
Unaudited		March 31, 2007
Portfolio of Investments †	Par/Shares	Value
(Cost and value in $000s)

ARGENTINA 8.8%
Government Bonds 8.2%
City of Buenos Aires, 7.875%, 4/11/11 (USD)	225,000	230
City of Buenos Aires, STEP, 9.50%, 5/28/08	225,000	81
Republic of Argentina, FRN, 0.63%, 12/31/38	1,080,000	197
Republic of Argentina, 7.00%, 9/12/13 (USD)	400,000	384
Republic of Argentina, 2.00%, 9/30/14	425,000	152
Republic of Argentina, 7.00%, 10/3/15 (USD)	1,220,000	1,126
Republic of Argentina, FRN, 2.79%, 12/31/33	1,000,000	470
		2,640
Warrants 0.6%
Republic of Argentina, Warrants, 12/15/35 (USD) (1)	880,000	121
Republic of Argentina, Warrants, 12/15/35 (1)	2,175,000	83
		204
Total Argentina (Cost $2,869)		2,844
BRAZIL 18.5%
Government Bonds 18.5%
Brazil Notas Do Tesouro Nacional, 6.00%, 5/15/09	200,000	154
Brazil Notas Do Tesouro Nacional, 6.00%, 5/15/15	865,000	636
Brazil Notas Do Tesouro Nacional, 10.00%, 1/1/12	800,000	365
Brazil Notas Do Tesouro Nacional, 10.00%, 1/1/14	914,000	410
Federal Republic of Brazil, 8.00%, 1/15/18 (USD)	2,625,000	2,966
Federal Republic of Brazil, 8.75%, 2/4/25 (USD)	450,000	579
Federal Republic of Brazil, 8.875%, 10/14/19	150,000	190
Federal Republic of Brazil, 10.125%, 5/15/27	200,000	291
Federal Republic of Brazil, 11.00%, 8/17/40 (USD)	300,000	405
Total Brazil (Cost $5,881)		5,996
COLOMBIA 3.0%
Government Bonds 3.0%
Republic of Colombia, 7.375%, 1/27/07 (USD)	495,000	539
Republic of Colombia, 7.375%, 9/18/37 (USD)	390,000	425
Total Colombia (Cost $947)		964
EGYPT 1.8%
Corporate Bonds 0.8%
Orascom Telecom Finance, 7.875%, 2/8/14 (USD)	260,000	257
		257
Government Bonds 1.0%
Government of Egypt, Zero Coupon, 4/3/07	300,000	53
Government of Egypt, Zero Coupon, 11/20/07	1,250,000	208
Government of Egypt, Zero Coupon, 1/29/08	375,000	61
		322
Total Egypt (Cost $581)		579

INDONESIA 4.5%
Government Bonds 4.5%
Republic of Indonesia, 6.625%, 2/17/37 (USD)	150,000	148
Republic of Indonesia, 6.875%, 3/9/17 (USD)	595,000	630
Republic of Indonesia, 8.50%, 10/12/35 (USD)	560,000	688
Total Indonesia (Cost $1,458)		1,466
IRAQ 4.9%
Government Bonds 4.9%
Republic of Iraq, 5.80%, 1/15/28 (USD)	2,410,000	1,573
Total Iraq (Cost $1,583)		1,573
JAMAICA 4.8%
Corporate Bonds 0.6%
Air Jamaica Limited, 9.375%, 7/8/15 (USD)	75,000	81
Clarendon Alumina Production, 8.50%, 11/16/21 (USD)	100,000	107
		188
Government Bonds 4.2%
Government of Jamaica, 9.00%, 6/2/15 (USD)	225,000	249
Government of Jamaica, 10.625%, 6/20/17 (USD)	925,000	1,129
		1,378
Total Jamaica (Cost $1,565)		1,566
LEBANON 2.6%
Corporate Bonds 1.4%
Banque Deu Liban, 10.00%, 4/25/15 (Tender 4/25/12) (USD)	400,000	438
		438
Government Bonds 1.2%
Republic of Lebanon, 8.50%, 1/19/16 (USD)	400,000	401
		401
Total Lebanon (Cost $826)		839
MEXICO 10.3%

Corporate Bonds 4.2%
America Movil, 8.46%, 12/18/36 (2)	1,100,000	101
Pemex Project Funding Master Trust, 6.625%, 6/15/35 (USD)	740,000	763
Pemex Project Funding Master Trust, 7.75%, 9/29/49 (USD)	334,000	348
Pemex Project Funding Master Trust, STEP
8.625%, 2/1/22 (USD)	125,000	156
		1,368
Government Bonds 6.1%
Petroleos Mexicanos, 9.91%, 7/16/15	362,000	36
United Mexican States, 6.75%, 9/27/34 (USD)	500,000	546
United Mexican States, 8.00%, 12/19/13	11,285,000	1,050
United Mexican States, 8.125%, 12/30/19 (USD)	225,000	277
United Mexican States, 9.00%, 12/22/11	725,000	70
		1,979
Total Mexico (Cost $3,311)		3,347
PANAMA 1.1%
Government Bonds 1.1%
Republic of Panama, 6.70%, 1/26/36 (USD)	350,000	363
Total Panama (Cost $364)		363

PERU 1.6%
Government Bonds 1.6%
Republic of Peru, 7.35%, 7/21/25 (USD)	250,000	285
Republic of Peru, 8.375%, 5/3/16 (USD)	200,000	238
Total Peru (Cost $520)		523
PHILIPPINES 3.7%
Corporate Bonds 0.7%
National Power, FRN, 9.61%, 8/23/11 (USD) (2)	200,000	224
		224
Government Bonds 3.0%
Republic of Phillipines, 7.50%, 9/25/24 (USD)	500,000	550
Republic of Phillipines, 7.75%, 1/14/31 (USD)	360,000	407
		957
Total Philippines (Cost $1,179)		1,181
RUSSIA 12.2%
Corporate Bonds 3.5%
Gazprom, 8.625%, 4/28/34 (USD)	875,000	1,122
		1,122
Government Bonds 8.7%
Russian Federation, FRN, 7.50%, 3/31/30 (USD)	2,487,500	2,825
		2,825
Total Russia (Cost $3,948)		3,947
SERBIA 4.3%
Government Bonds 4.3%
Republic of Serbia, FRN, 3.75%, 11/1/24 (USD)	1,480,000	1,397
Total Serbia (Cost $1,395)		1,397
SOUTH AFRICA 1.6%
Government Bonds 1.6%
Republic of South Africa, 8.50%, 6/23/17 (USD)	425,000	523
Total South Africa (Cost $522)		523
TRINIDAD AND TOBAGO 0.4%
Corporate Bonds 0.4%
National Gas Company of Trinidad & Tobago
6.05%, 1/15/36 (USD)	120,000	117
Total Trinidad and Tobago (Cost $120)		117
TURKEY 8.9%
Government Bonds 8.9%
Republic of Turkey, 6.875%, 3/17/36 (USD)	1,300,000	1,245
Republic of Turkey, 14.00%, 1/19/11	2,550,000	1,630
Total Turkey (Cost $2,825)		2,875
UKRAINE 1.1%
Government Bonds 1.1%
Government of Ukraine, 6.58%, 11/21/16 (USD)	335,000	340
Total Ukraine (Cost $338)		340
URUGUAY 1.6%
Government Bonds 1.6%
Republic of Uruguay, 7.625%, 3/21/36 (USD)	475,000	525
Total Uruguay (Cost $514)		525
VIETNAM 2.1%
Government Bonds 2.1%
Republic of Vietnam, 6.875%, 1/15/16	625,000	672
Total Vietnam (Cost $669)		672
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
T. Rowe Price Reserve Investment Fund, 5.37% (3)(4)	270,232	270
Total Short-Term Investments (Cost $270)		270
Total Investments in Securities
98.7% of Net Assets (Cost $31,685)		$31,907

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	Non-income producing
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to $325 and represents 1.0% of net assets.
(3)	Seven-day yield
(4)	Affiliated company † see Note 4
BRL	Brazilian real
MXN	Mexican peso
FRN	Floating-Rate Note
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TRY	Turkish lira
USD	U.S. Dollar

Open Forward Currency Exchange Contracts at March 31, 2007 were as follows:
(Amounts in 000s)
						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)
ABN Amro	4/9/07	USD	409	TRY	613	$(30)
JPMorgan Chase	5/14/07	USD	257	MXN	2,825	$2
JPMorgan Chase	5/14/07	USD	32	TRY	46	$(1)
State Street Bank	4/2/07	BRL	1,100	USD	534	$1
State Street Bank	4/2/07	USD	517	BRL	1,100	$(17)
State Street Bank	5/14/07	USD	617	MXN	6,900	$(6)
State Street Bank	5/14/07	USD	1,123	TRY	1,610	$(30)
State Street Bank	6/6/07	USD	277	BRL	600	$(14)
State Street Bank	6/6/07	USD	347	BRL	747	$(15)
State Street Bank	6/6/07	USD	528	BRL	1,100	$(6)

Net unrealized gain (loss) on open
forward currency exchange contracts						$(116)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Emerging Markets Bond Fund
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Emerging Markets Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide high income and capital appreciation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or issued by governments of emerging market countries or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Noninvestment-Grade Debt Securities

The fund may invest in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Forward Currency Exchange Contracts

The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $31,685,000. Net unrealized gain aggregated $108,000 at period-end, of which $289,000 related to appreciated investments and $181,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $4,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $270,000 and $69,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional International Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 18, 2007